Reconciliation of unrecognized tax benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 9.8	$ 13.4
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	1.1	1.2
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	0	0.9
Reduction as a result of lapse of statute of limitations	(2.5)	(5.7)
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions	(0.4)	0
Ending Balance	$ 8.0	$ 9.8